Other Payables and Accruals	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals
Other Payables and Accruals

8. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of
	December 31,
	2024	2025
Unearned revenue	23,996	21,223
Accrued off-hire	478	3,103
Accrued purchases	4,722	2,499
Accrued payable to charterers	397	4,279
Other accruals	4,191	8,428
Total	33,784	39,532

The unearned revenue of $21,223 represents monthly charter hires received in advance as of December 31, 2025 relating to January 2026 (December 31, 2024: $23,996).